UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7916

                   ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN UTILITY INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                          Shares     U.S. $ Value
-------                                                       -----------   ------------
COMMON & PREFERRED STOCKS - 98.5%

UNITED STATES INVESTMENTS - 85.6%

Utilities - 73.8%
Electric & Gas Utility - 66.3%
AES Corp. (a)                                                     254,300   $  4,002,682
AGL Resources, Inc.                                               134,700      5,031,045
Allegheny Energy, Inc. (a)                                         88,000      2,654,080
Ameren Corp.                                                       92,400      5,075,532
American Electric Power Co., Inc. 9.25% cv. preferred stock       115,160      4,281,630
Atmos Energy Corp.                                                 67,300      1,991,407
CenterPoint Energy, Inc.                                           50,500        717,605
Cinergy Corp.                                                      42,800      1,884,912
CMS Energy Corp. (a)                                              200,700      3,231,270
Consolidated Edison, Inc.                                          98,800      4,634,708
Constellation Energy Group                                         21,000      1,233,750
Dominion Resources, Inc.                                           57,100      4,367,008
DTE Energy Co.                                                    121,584      5,564,889
Duke Energy Corp.                                                 134,000      3,884,660
Edison International                                              121,400      5,466,642
Entergy Corp.                                                      61,800      4,629,438
Equitable Resources, Inc.                                          65,900      4,968,860
Exelon Corp.                                                      201,100     10,837,279
FirstEnergy Corp.                                                  59,000      3,010,770
FPL Group, Inc.                                                   146,600      6,316,994
FPL Group, Inc. 8.00% cv. preferred stock                          83,300      5,376,182
Georgia Power Co. 6.00%, 8/15/44                                   55,000      1,438,250
Great Plains Energy, Inc. 8.00% cv. preferred stock               110,000      3,124,000
ITC Holdings Corp.                                                 33,800        921,388
KeySpan Corp.                                                      63,083      2,407,878
New Jersey Resources Corp.                                         96,350      4,526,523
Northwest Natural Gas Co.                                          47,200      1,736,016
NSTAR                                                             175,900      5,199,604
PG&E Corp.                                                        152,800      5,733,056
PNM Resources, Inc. 6.75% cv. preferred stock                     107,100      5,658,093
PPL Corp.                                                         183,800      5,874,248
Public Service 10.25% cv. preferred stock                          79,000      6,354,760
Questar Corp.                                                      77,300      6,030,946
Sempra Energy                                                     120,367      5,394,849
Southern Co.                                                      155,700      5,356,080
TXU Corp.                                                          78,869      7,651,870
TXU Corp. 8.75% cv. preferred stock                               110,400      4,847,664
Xcel Energy, Inc.                                                 133,000      2,558,920
                                                                            ------------
                                                                             163,975,488
                                                                            ------------
Telephone Utility - 6.1%
BellSouth Corp.                                                   115,900      3,047,011
SBC Communications, Inc.                                          192,000      4,623,360
Sprint Corp. (FON Group)                                          241,633      6,265,533
Verizon Communications, Inc.                                       37,100      1,213,541
                                                                            ------------
                                                                              15,149,445
                                                                            ------------

Miscellaneous - 1.4%
Aqua America, Inc.                                                100,600      3,446,556
                                                                            ------------
                                                                             182,571,489
                                                                            ------------
Energy - 9.3%
Oil Service - 0.7%
Halliburton Co.                                                    30,000      1,859,100
                                                                            ------------
Pipelines - 7.8%
Kinder Morgan, Inc.                                                62,100      5,928,687
ONEOK, Inc.                                                       144,800      4,923,200
Southern Union Co. 5.75% cv. preferred stock                       33,100      2,503,188
The Williams Cos., Inc.                                           261,700      5,872,548
                                                                            ------------
                                                                              19,227,623
                                                                            ------------
Miscellaneous - 0.8%
Peabody Energy Corp.                                               27,000      1,935,090
                                                                            ------------
                                                                              23,021,813
                                                                            ------------
Technology - 2.5%
Communication Equipment - 2.5%
Nextel Partners, Inc. Cl.A (a)                                     93,700      2,458,688
QUALCOMM, Inc.                                                     91,000      3,613,610
                                                                            ------------
                                                                               6,072,298
                                                                            ------------
Total United States Investments
(cost $149,116,130)                                                          211,665,600
                                                                            ------------

FOREIGN INVESTMENTS - 12.9%
Brazil - 1.6%
AES Tiete S.A.                                                127,500,000      2,191,085
CPFL Energia S.A. (ADR)                                            60,500      1,789,590
                                                                            ------------
Total Brazil                                                                   3,980,675
                                                                            ------------
Egypt - 1.1%
Orascom Telecom Holding SAE (GDR) (b)                              58,000      2,681,920
                                                                            ------------
France - 1.6%
Veolia Environnement (ADR)                                         97,874      4,022,621
                                                                            ------------
Hong Kong - 2.0%
Hong Kong and China Gas Co., Ltd.                               2,453,000      4,935,655
                                                                            ------------
Mexico - 3.2%
America Movil S.A. de C.V. Series L (ADR)                         275,500      6,061,000
Grupo Televisa S.A. (ADR)                                          29,000      1,821,200
                                                                            ------------
Total Mexico                                                                   7,882,200
                                                                            ------------
Peoples Republic of China - 0.9%
China Shenhua Energy Co. Ltd. Cl. H (a)                         1,927,000      2,132,391
                                                                            ------------
Russia - 0.5%
Mobile TeleSystems (ADR)                                           32,500      1,202,500
                                                                            ------------
Taiwan - 0.7%
Chunghwa Telecom Co., Ltd. (ADR)                                   85,000      1,636,250
                                                                            ------------
United Kingdom - 1.3%
National Grid Transco Plc                                         348,388      3,308,574

Scottish & Southern Energy Plc                                      2,736         48,752
                                                                            ------------
Total United Kingdom                                                           3,357,326
                                                                            ------------
Total Foreign Investments
(cost $23,222,887)                                                            31,831,538
                                                                            ------------
Total Common & Preferred Stocks
(cost $172,339,017)                                                          243,497,138
                                                                            ------------

                                                                Principal
                                                                  Amount
                                                                  (000)     U.S. $ Value
                                                                ---------   ------------
SHORT-TERM INVESTMENT - 1.4%
Time Deposit - 1.4%
State Street Euro Dollar
2.85%, 9/01/05
(cost $3,471,000)                                                 $3,471       3,471,000
                                                                            ------------

Total Investments - 99.9%
(cost $175,810,017)                                                          246,968,138
Other assets less liabilities - 0.1%                                             231,031
                                                                            ------------

Net Assets - 100%                                                           $247,199,169
                                                                            ------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At August 31, 2005, the market value of this security amounted to $2,681,920 or 1.08% of net assets.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     SECTOR BREAKDOWN *

      81.2%  Utilities
       9.3%  Energy
       4.8%  Consumer Services
       2.4%  Technology
       0.9%  Basic Industry

       1.4%  Short Term
     -----
     100.0%

     *All data as of August 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    --------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October 24, 2005